Risk Management and Hedging Activities Risk Management and Hedging Activities (Tables) - MidAmerican Energy Company [Member]	12 Months Ended
Dec. 31, 2015
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table, which reflects master netting arrangements and excludes contracts that have been designated as normal under the normal purchases or normal sales exception afforded by GAAP, summarizes the fair value of MidAmerican Energy's derivative contracts, on a gross basis, and reconciles those amounts to the amounts presented on a net basis on the Balance Sheets (in millions):

	Current	Other	Current	Other
	Assets	Assets	Liabilities	Liabilities
	- Other	- Other	- Other	- Other	Total
As of December 31, 2015
Not designated as hedging contracts(1):
Commodity assets	$12	$4	$5	$2	$23
Commodity liabilities	(3)	—	(36)	(10)	(49)
Total	9	4	(31)	(8)	(26)

Designated as hedging contracts:
Commodity assets	—	—	1	2	3
Commodity liabilities	—	—	(32)	(17)	(49)
Total	—	—	(31)	(15)	(46)

Total derivatives	9	4	(62)	(23)	(72)
Cash collateral receivable	—	—	22	6	28
Total derivatives - net basis	$9	$4	$(40)	$(17)	$(44)

As of December 31, 2014
Not designated as hedging contracts(1):
Commodity assets	$14	$3	$19	$1	$37
Commodity liabilities	—	—	(69)	(4)	(73)
Total	14	3	(50)	(3)	(36)

Designated as hedging contracts:
Commodity assets	—	—	4	2	6
Commodity liabilities	—	—	(27)	(17)	(44)
Total	—	—	(23)	(15)	(38)

Total derivatives	14	3	(73)	(18)	(74)
Cash collateral receivable	—	—	42	5	47
Total derivatives - net basis	$14	$3	$(31)	$(13)	$(27)

(1)
MidAmerican Energy's commodity derivatives not designated as hedging contracts are generally included in regulated rates. Accordingly, as of December 31, 2015 and 2014, a net regulatory asset of $20 million and $38 million, respectively, was recorded related to the net derivative liability of $26 million and $36 million, respectively.

Schedule of Regulatory Assets (Liabilities), Net, Unrealized Loss (Gain), Net, on Derivative Contracts [Table Text Block]
The following table reconciles the beginning and ending balances of MidAmerican Energy's net regulatory assets and summarizes the pre-tax gains and losses on commodity derivative contracts recognized in net regulatory assets, as well as amounts reclassified to earnings for the years ended December 31 (in millions):

	2015	2014	2013

Beginning balance	$38	$10	$45
Changes in fair value recognized in net regulatory assets	40	61	5
Net losses reclassified to operating revenue	(42)	(28)	(1)
Net losses reclassified to cost of fuel, energy and capacity	(1)	(1)	(1)
Net losses reclassified to cost of gas sold	(15)	(4)	(38)
Ending balance	$20	$38	$10

Schedule Of Nonregulated Derivatives Not Designated As Hedging Instruments Gain (Loss) In Statement Of Financial Performance [Table Text Block]
The following table summarizes the pre-tax unrealized gains (losses) included on the Statements of Operations associated with MidAmerican Energy's derivative contracts not designated as hedging contracts and not recorded as a net regulatory asset or liability for the years ended December 31 (in millions):

	2015	2014	2013

Nonregulated operating revenue	$15	$6	$—
Regulated cost of fuel, energy and capacity	2	—	—
Nonregulated cost of sales	(21)	9	(2)
Total	$(4)	$15	$(2)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]

The following table reconciles the beginning and ending balances of MidAmerican Energy's accumulated other comprehensive loss (pre-tax) and summarizes pre-tax gains and losses on derivative contracts designated and qualifying as cash flow hedges recognized in OCI, as well as amounts reclassified to earnings, for the years ended December 31 (in millions):

	2015	2014	2013

Beginning balance	$34	$11	$32
Changes in fair value recognized in OCI	58	(3)	(11)
Net (losses) gains reclassified to nonregulated cost of sales	(47)	26	(10)
Ending balance	$45	$34	$11

Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
The following table summarizes the net notional amounts of outstanding derivative contracts with fixed price terms that comprise the mark-to-market values as of December 31 (in millions):

	Unit of
	Measure	2015	2014

Electricity purchases	Megawatt hours	15	14
Natural gas purchases	Decatherms	17	19